Federated Hermes Municipal Bond Fund, Inc.
Portfolio of Investments
December 31, 2020 (unaudited)
Principal Amount or Shares			Value
		MUNICIPAL BONDS—97.4%
		Arizona—3.7%
$3,000,000		Arizona Board of Regents (Arizona State University), (Series 2016B), 5.000%, 7/1/2047	$3,568,800
500,000		Arizona State IDA (Phoenix Children’s Hospital), Hospital Revenue Bonds (Series 2020A), 4.000%, 2/1/2050	584,985
2,000,000		Phoenix, AZ Civic Improvement Corp.—Airport System, Junior Line Airport Revenue Bonds (Series 2019A), 4.000%, 7/1/2044	2,312,720
1,740,000		Phoenix, AZ IDA (GreatHearts Academies), Education Facility Revenue Bonds (Series 2014A), 5.000%, 7/1/2044	1,875,459
2,000,000		Salt River Project, AZ Agricultural Improvement & Power District, Electric System Revenue Bonds (Series 2019A), 5.000%, 1/1/2035	2,682,860
1,000,000		Salt River Project, AZ Agricultural Improvement & Power District, Electric System Revenue Refunding Bonds (Series 2017A), 5.000%, 1/1/2038	1,266,000
		TOTAL	12,290,824
		California—6.8%
1,500,000	[1]	Bay Area Toll Authority, CA, San Francisco Bay Area Toll Bridge Revenue Bonds (SIFMA Index Rate Bonds Series 2001A) FRNs, 1.340% (SIFMA 7-day +1.250%), Mandatory Tender 4/1/2027	1,521,675
2,000,000		California Health Facilities Financing Authority (Providence St. Joseph Health), Revenue Bonds (Series 2014B), 5.000%, 10/1/2044	2,296,860
1,000,000		California Health Facilities Financing Authority (Stanford Health Care), Revenue Bonds (Series 2015A), 5.000%, 8/15/2054	1,145,220
1,140,000		Los Angeles Department of Water & Power (Los Angeles, CA Department of Water & Power (Electric/Power System)), Power System Revenue Bonds (Series 2020A), 5.000%, 7/1/2029	1,552,019
2,000,000		Los Angeles Department of Water & Power (Los Angeles, CA Department of Water & Power (Water Works/System)), Water System Revenue Bonds (Series 2013B), 5.000%, 7/1/2033	2,223,980
1,000,000		Los Angeles, CA Department of Airports (Los Angeles International Airport), Subordinate Revenue Bonds (Series 2018A), 5.000%, 5/15/2044	1,214,780
3,000,000		Roseville, CA Natural Gas Financing Authority, Gas Revenue Bonds (Series 2007), (Bank of America Corp. GTD), 5.000%, 2/15/2025	3,534,900
2,000,000		San Diego, CA Unified School District, UT GO Bonds (Election 2012 Series-I), 5.000%, 7/1/2047	2,476,000
2,000,000		San Francisco, CA City & County Airport Commission, Second Series Revenue Bonds (Series 2019A), 5.000%, 5/1/2035	2,536,580
2,000,000		San Francisco, CA Public Utilities Commission (Water Enterprise), Water Revenue Bonds (Series 2017 Sub-Series D), 5.000%, 11/1/2034	2,539,500
1,000,000		Transbay Joint Powers Authority, CA, Senior Tax Allocation Bonds Green Bonds (Series 2020A), 5.000%, 10/1/2045	1,249,450
		TOTAL	22,290,964
		Colorado—4.8%
1,000,000		Colorado State Health Facilities Authority Revenue (CommonSpirit Health), Revenue Bonds (Series 2019A-1), 4.000%, 8/1/2037	1,166,390
1,000,000		Colorado State Health Facilities Authority Revenue (CommonSpirit Health), Revenue Bonds (Series 2019A-1), 5.000%, 8/1/2036	1,265,110
1,000,000		Denver, CO City & County Department of Aviation (Denver, CO City & County Airport Authority), Airport System Revenue Bonds (Series 2018A), 5.000%, 12/1/2048	1,196,950
2,000,000		Denver, CO Convention Center Hotel Authority, Senior Revenue Refunding Bonds (Series 2016), 5.000%, 12/1/2027	2,375,360
2,800,000		E-470 Public Highway Authority, CO, Senior Revenue Bonds (Series 2020A), 5.000%, 9/1/2040	3,192,336
2,500,000		Regional Transportation District, CO (Denver Transit Partners Eagle P3 Project), Private Activity Bonds (Series 2020A), 4.000%, 7/15/2035	3,017,775
3,250,000		University of Colorado Hospital Authority, Revenue Bonds (Series 2012A), 5.000%, 11/15/2036	3,488,355
		TOTAL	15,702,276
		Connecticut—1.7%
3,000,000		Connecticut State HEFA (Trinity Healthcare Credit Group), Revenue Bonds (Series 2016CT), 5.000%, 12/1/2045	3,549,810
1,000,000		Connecticut State Special Transportation Fund, Special Tax Obligation Bonds Transportation Infrastructure Purpose (Series 2018B), 5.000%, 10/1/2036	1,267,700
750,000		Connecticut State Special Transportation Fund, Special Tax Obligation Bonds Transportation Infrastructure Purposes (Series 2020A), 4.000%, 5/1/2036	892,680
		TOTAL	5,710,190

Principal Amount or Shares			Value
		MUNICIPAL BONDS—continued
		District of Columbia—2.3%
$2,500,000		District of Columbia (KIPP DC), Refunding Revenue Bonds (Series 2017A), 5.000%, 7/1/2048	$2,918,175
1,200,000		District of Columbia Revenue (District of Columbia International School), Revenue Bonds (Series 2019), 5.000%, 7/1/2049	1,391,760
1,800,000		District of Columbia Revenue (Friendship Public Charter School, Inc.), Revenue Bonds (Series 2016A), 5.000%, 6/1/2041	2,019,222
15,000		District of Columbia Revenue (Georgetown University), University Refunding Revenue Bonds (Series 2017), (United States Treasury PRF 4/1/2027@100), 5.000%, 4/1/2036	19,268
985,000		District of Columbia Revenue (Georgetown University), University Refunding Revenue Bonds (Series 2017), 5.000%, 4/1/2036	1,181,616
		TOTAL	7,530,041
		Florida—7.7%
1,500,000		Broward County, FL Airport System, Airport System Revenue Bonds (Series 2012Q-1), (United States Treasury PRF 10/1/2022@100), 5.000%, 10/1/2037	1,626,285
1,000,000		Central Florida Expressway Authority, Senior Lien Revenue Refunding Bonds (Series 2017), 5.000%, 7/1/2038	1,230,120
1,000,000		Florida State Mid-Bay Authority, First Senior Lien Revenue Bonds (Series 2015A), 5.000%, 10/1/2035	1,140,810
2,000,000		Greater Orlando, FL Aviation Authority, Subordinate Airport Facilities Revenue Bonds (Series 2017A), 5.000%, 10/1/2036	2,423,380
1,000,000		Jacksonville, FL (Brooks Rehabilitation), Health Care Facilities Revenue Bonds (Series 2020), 5.000%, 11/1/2050	1,212,540
1,000,000		Miami-Dade County, FL (Miami-Dade County, FL Seaport), Seaport Revenue Bonds (Series 2013A), 5.750%, 10/1/2030	1,130,770
1,000,000		Miami-Dade County, FL (Miami-Dade County, FL Seaport), Seaport Revenue Bonds (Series 2013A), 5.750%, 10/1/2032	1,130,190
2,000,000		Miami-Dade County, FL Aviation, Aviation Revenue Refunding Bonds (Series 2015A), 5.000%, 10/1/2038	2,266,700
380,000		Miami-Dade County, FL Aviation, Aviation Revenue Refunding Bonds (Series 2020A), 4.000%, 10/1/2041	450,353
2,000,000		Miami-Dade County, FL Expressway Authority, Toll System Refunding Revenue Bonds (Series 2016A), 5.000%, 7/1/2032	2,384,520
1,250,000		Miami-Dade County, FL Expressway Authority, Toll System Revenue Bonds (Series 2010), (Original Issue Yield: 5.100%), 5.000%, 7/1/2040	1,253,188
1,500,000		Miami-Dade County, FL HFA (Nicklaus Children’s Hospital), Hospital Revenue Refunding Bonds (Series 2017), 5.000%, 8/1/2042	1,791,945
1,000,000		Miami-Dade County, FL IDA (Doral Academy), Industrial Development Revenue Bonds (Series 2017), 5.000%, 1/15/2048	1,115,220
2,875,000		Miami-Dade County, FL Transit System, Sales Surtax Revenue Bonds (Series 2012), (United States Treasury PRF 7/1/2022@100), 5.000%, 7/1/2042	3,082,287
1,500,000		Tallahassee, FL Energy System, Revenue Refunding Bonds (Series 2017), 5.000%, 10/1/2036	1,792,875
1,000,000		Tampa, FL (H. Lee Moffitt Cancer Center), Hospital Revenue Bonds (Series 2020B), 4.000%, 7/1/2045	1,153,670
		TOTAL	25,184,853
		Georgia—2.0%
3,000,000		Atlanta, GA Water & Wastewater, Revenue Refunding Bonds (Series 2015), 5.000%, 11/1/2040	3,554,430
3,000,000	[1]	Main Street Natural Gas, Inc., GA, Gas Supply Revenue Bonds (Series 2018D) FRNs, (Royal Bank of Canada GTD), 0.934% (1-month USLIBOR x 0.67 +0.830%), Mandatory Tender 12/1/2023	3,010,710
		TOTAL	6,565,140
		Illinois—4.5%
310,000		Chicago, IL O’Hare International Airport, General Airport Senior Lien Revenue Refunding Bonds (Series 2016B), 5.000%, 1/1/2041	361,770
1,875,000		Chicago, IL O’Hare International Airport, General Airport Third Lien Revenue Bonds (Series 2011C), (United States Treasury PRF 1/1/2021@100), 6.500%, 1/1/2041	1,875,000
2,000,000		Chicago, IL O’Hare International Airport, Passenger Facility Charge Revenue Refunding Bonds (Series 2012A), 5.000%, 1/1/2031	2,084,800
1,500,000		Chicago, IL Sales Tax, Revenue Bonds (Series 2011A), (United States Treasury PRF 1/1/2022@100), 5.250%, 1/1/2038	1,575,720
750,000		Chicago, IL Water Revenue, Second Lien Water Revenue Bonds (Series 2014), 5.000%, 11/1/2044	837,277
3,000,000		Illinois Finance Authority (Northwestern Memorial Healthcare), Revenue Bonds (Series 2017A), 5.000%, 7/15/2042	3,682,110
1,000,000		Illinois State Toll Highway Authority, Toll Highway Senior Revenue Bonds (Series 2019 A), 4.000%, 1/1/2039	1,171,650
890,000		Illinois State, GO Bonds (Series 2017D), 5.000%, 11/1/2028	1,006,074
1,110,000		Illinois State, UT GO Bonds (Series 2017D), 5.000%, 11/1/2026	1,254,955
1,000,000		Illinois State, UT GO Bonds (Series June 2013), (Original Issue Yield: 5.280%), 5.250%, 7/1/2028	1,071,020
		TOTAL	14,920,376
		Indiana—0.8%
1,155,000		Indiana Municipal Power Agency, Power Supply System Refunding Revenue Bonds (Series 2012A), 5.000%, 1/1/2028	1,233,182

Principal Amount or Shares			Value
		MUNICIPAL BONDS—continued
		Indiana—continued
$1,300,000		Indiana Municipal Power Agency, Power Supply System Revenue Bonds (Series 2013A), (United States Treasury PRF 7/1/2023@100), 5.250%, 1/1/2030	$1,462,214
		TOTAL	2,695,396
		Massachusetts—3.8%
3,000,000		Commonwealth of Massachusetts, UT GO Bonds (Series 2018C), 5.250%, 9/1/2043	3,866,370
3,000,000		Massachusetts Port Authority, Revenue Bonds (Series 2015A), 5.000%, 7/1/2045	3,485,760
2,000,000		Massachusetts School Building Authority, Subordinated Dedicated Sales Tax Revenue Bonds (Series 2018A), 5.250%, 2/15/2048	2,520,920
2,000,000		Massachusetts Water Resources Authority, General Revenue Refunding Bonds (Series 2017C), 5.000%, 8/1/2032	2,557,560
		TOTAL	12,430,610
		Michigan—2.0%
1,000,000		Detroit, MI, UT GO Bonds (Series 2020), 5.500%, 4/1/2045	1,158,500
2,000,000		Michigan Strategic Fund (I-75 Improvement Project), Limited Obligation Revenue Bonds (Series 2018), 5.000%, 12/31/2043	2,428,140
1,570,000		Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Senior Current Interest Bonds (Series 2020A Class 1), 4.000%, 6/1/2049	1,782,311
1,000,000		Royal Oak, MI Hospital Finance Authority (Beaumont Health Credit Group), Refunding Revenue Bonds (Series 2014D), 5.000%, 9/1/2039	1,123,040
		TOTAL	6,491,991
		Mississippi—0.3%
940,000		Warren County, MS Gulf Opportunity Zone (International Paper Co.), Gulf Opportunity Zone Bonds (Series 2011A), 5.375%, 12/1/2035	976,538
		Nebraska—0.7%
2,000,000		Central Plains Energy Project, NE, Gas Project Revenue Bonds (Project No. 3) (Series 2012), (Original Issue Yield: 5.050%), (Goldman Sachs Group, Inc. GTD), 5.000%, 9/1/2042	2,140,260
		Nevada—0.9%
2,000,000		Clark County, NV, Limited Tax GO Detention Center Bonds (Series 2019), 5.000%, 6/1/2032	2,606,920
305,000	[2]	Director of the State of Nevada Department of Business and Industry (Doral Academy of Nevada CS), Charter School Revenue Bonds (Series 2017A), 5.000%, 7/15/2047	328,769
		TOTAL	2,935,689
		New Hampshire—0.0%
100,000		National Finance Authority, NH (Covanta Energy Corp.), Resource Recovery Revenue Refunding Bonds (Series 2020B) TOBs, 3.750%, Mandatory Tender 7/2/2040	101,204
		New Jersey—6.9%
155,000		New Jersey EDA (New Jersey State), School Facilities Construction Bonds (Series 2015 WW), (United States Treasury PRF 6/15/2025@100), 5.250%, 6/15/2040	189,232
2,725,000		New Jersey EDA (New Jersey State), School Facilities Construction Bonds (Series 2015 WW), 5.250%, 6/15/2040	3,105,437
665,000		New Jersey EDA (Port Newark Container Terminal LLC), Special Facilities Revenue and Refunding Bonds (Series 2017), 5.000%, 10/1/2047	757,315
1,250,000		New Jersey Health Care Facilities Financing Authority (RWJ Barnabas Health Obligated Group), Revenue Bonds (Series 2014A), 5.000%, 7/1/2043	1,419,500
3,000,000		New Jersey State Transportation Trust Fund Authority (New Jersey State), Transportation System Bonds (Series 2011A), (United States Treasury PRF 6/15/2021@100), 5.500%, 6/15/2041	3,070,590
1,500,000		New Jersey State Transportation Trust Fund Authority (New Jersey State), Transportation System Bonds (Series 2018A), 5.000%, 12/15/2035	1,824,570
2,000,000		New Jersey Turnpike Authority, Turnpike Revenue Bonds (Series 2015E), 5.000%, 1/1/2034	2,301,060
1,000,000		New Jersey Turnpike Authority, Turnpike Revenue Bonds (Series 2017A), 5.000%, 1/1/2029	1,242,400
2,000,000		Rutgers, The State University of New Jersey, GO Refunding Bonds (Series 2013J), (United States Treasury PRF 5/1/2023@100), 5.000%, 5/1/2030	2,223,780
850,000		South Jersey Transportation Authority, Transportation System Revenue Bonds (Series 2020A), 5.000%, 11/1/2045	1,061,871
4,700,000		Tobacco Settlement Financing Corp., NJ, Tobacco Settlement Asset-Backed Subordinate Refunding Bonds (Series 2018B), 5.000%, 6/1/2046	5,486,310
		TOTAL	22,682,065

Principal Amount or Shares		Value
	MUNICIPAL BONDS—continued
	New Mexico—0.8%
$2,175,000	New Mexico State Hospital Equipment Loan Council (Presbyterian Healthcare Services), Hospital System Revenue Bonds (Series 2017A), 5.000%, 8/1/2046	$2,631,750
	New York—10.5%
1,000,000	Hudson Yards Infrastructure Corp., NY, Second Indenture Revenue Bonds (Series 2017A), 5.000%, 2/15/2045	1,193,040
2,000,000	Long Island Power Authority, NY, Electric System General Revenue Bonds (Series 2014A), 5.000%, 9/1/2044	2,272,020
480,000	Long Island Power Authority, NY, Electric System General Revenue Bonds (Series 2020A), 4.000%, 9/1/2039	585,226
2,000,000	Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Transportation Revenue Green Bonds (Series 2020C-1), 5.250%, 11/15/2055	2,435,940
1,000,000	Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Transportation Revenue Refunding Bonds (Series 2017B), 5.000%, 11/15/2024	1,109,760
3,000,000	New York City, NY, Transitional Finance Authority, Building Aid Revenue Bonds (Series 2015S-2), 5.000%, 7/15/2041	3,540,180
3,255,000	New York City, NY, UT GO Bonds (Fiscal 2016 Series C), 5.000%, 8/1/2033	3,906,749
300,000	New York City, NY, UT GO Bonds (Fiscal 2016 Series E), 5.000%, 8/1/2032	365,370
2,470,000	New York Liberty Development Corporation (7 World Trade Center LLC), Revenue Refunding Bonds (Series 2012 Class 2), 5.000%, 9/15/2043	2,587,300
400,000	New York Liberty Development Corporation (7 World Trade Center LLC), Revenue Refunding Bonds (Series 2012 Class 3), 5.000%, 3/15/2044	418,572
2,000,000	New York State Dormitory Authority (New York State Personal Income Tax Revenue Bond Fund), General Purpose Revenue Bonds (Series 2016A), 5.000%, 2/15/2043	2,416,320
2,000,000	New York State Dormitory Authority (New York State Sales Tax Revenue Bond Fund), Revenue Bonds (Series 2018C), 5.000%, 3/15/2038	2,504,940
3,000,000	New York State Power Authority, Revenue Bonds (Series 2020A), 4.000%, 11/15/2050	3,542,910
2,000,000	New York State Thruway Authority, General Revenue Junior Indebtedness Obligations (Series 2019B), 4.000%, 1/1/2045	2,338,360
825,000	New York Transportation Development Corporation (JFK International Air Terminal LLC), Special Facilities Revenue Bonds (Series 2020A), 4.000%, 12/1/2039	957,041
1,800,000	New York Transportation Development Corporation (JFK International Air Terminal LLC), Special Facilities Revenue Bonds (Series 2020C), 4.000%, 12/1/2041	2,103,426
1,930,000	Port Authority of New York and New Jersey, Revenue Bonds (194th Series ), 5.000%, 10/15/2041	2,259,335
	TOTAL	34,536,489
	North Carolina—0.7%
1,000,000	North Carolina Medical Care Commission (United Methodist Retirement Homes), Revenue Refunding Bonds (Series 2017A), 5.000%, 10/1/2037	1,072,920
1,000,000	North Carolina Medical Care Commission (United Methodist Retirement Homes), Revenue Refunding Bonds (Series 2017A), 5.000%, 10/1/2047	1,064,720
	TOTAL	2,137,640
	Ohio—5.5%
2,000,000	Buckeye Tobacco Settlement Financing Authority, OH, Tobacco Settlement Asset-Backed Refunding Bonds (Series 2020B-2 Class 2), 5.000%, 6/1/2055	2,262,580
1,000,000	Cincinnati, OH, UT GO Various Purpose Improvement Bonds (Series 2019), 5.000%, 12/1/2032	1,341,310
2,180,000	Cuyahoga County, OH Hospital Authority (MetroHealth System), Hospital Revenue Bonds (Series 2017), (Original Issue Yield: 5.030%), 5.000%, 2/15/2057	2,473,210
1,500,000	Ohio Air Quality Development Authority (Pratt Paper, LLC), Exempt Facilities Revenue Bonds (Series 2017), 4.500%, 1/15/2048	1,667,715
2,000,000	Ohio State Higher Educational Facility Commission (Cleveland Clinic), Revenue Bonds (Series 2012), (United States Treasury PRF 1/1/2022@100), 5.000%, 1/1/2038	2,095,000
1,000,000	Ohio State Hospital Revenue (University Hospitals Health System, Inc.), Revenue Bonds (Series 2020A), 4.000%, 1/15/2050	1,126,910
3,000,000	Ohio State Treasurer Private Activity (Portsmouth Gateway Group LLC), Revenue Bonds (Series 2015), 5.000%, 12/31/2039	3,401,010
1,000,000	Ohio State University, Special Purpose General Receipts Bonds (Series 2013A), 5.000%, 6/1/2038	1,102,470
2,000,000	Ohio State, Common Schools UT GO Bonds (Series 2019A), 5.000%, 6/15/2036	2,634,480
	TOTAL	18,104,685
	Oklahoma—1.8%
2,000,000	Oklahoma Development Finance Authority (OU Medicine), Hospital Revenue Bonds (Series 2018B), 5.500%, 8/15/2057	2,386,740
2,795,000	Oklahoma State Turnpike Authority, Second Senior Revenue Bonds (Series 2017C), 5.000%, 1/1/2047	3,376,360
	TOTAL	5,763,100

Principal Amount or Shares		Value
	MUNICIPAL BONDS—continued
	Oregon—0.4%
$1,000,000	Medford, OR Hospital Facilities Authority (Asante Health System), Revenue and Refunding Bonds (Series 2020A), 5.000%, 8/15/2050	$1,273,410
	Pennsylvania—8.0%
1,000,000	Allegheny County, PA Sanitation Authority, Sewer Revenue Bonds (Series 2015), 5.000%, 12/1/2040	1,175,990
450,000	Berks County, PA IDA (Highlands at Wyomissing), Healthcare Facilities Revenue Bonds (Series 2017A), 5.000%, 5/15/2032	505,076
500,000	Berks County, PA IDA (Highlands at Wyomissing), Healthcare Facilities Revenue Bonds (Series 2017A), 5.000%, 5/15/2042	545,995
1,500,000	Delaware River Joint Toll Bridge Commission, Revenue Bonds (Series 2017), 5.000%, 7/1/2042	1,835,025
2,000,000	Delaware River Port Authority, Revenue Bonds (Series 2013), 5.000%, 1/1/2030	2,242,540
2,000,000	Geisinger Authority, PA Health System (Geisinger Health System), Revenue Refunding Bonds (Series 2017A-1), 5.000%, 2/15/2045	2,396,380
2,000,000	Northampton County, PA General Purpose Authority (St. Luke’s University Health Network), Hospital Revenue Bonds (Series 2018A), (Original Issue Yield: 4.090%), 4.000%, 8/15/2048	2,214,100
2,970,000	Pennsylvania Economic Development Financing Authority (Pennsylvania Rapid Bridge Replacement), Tax-Exempt Private Activity Revenue Bonds (Series 2015), 5.000%, 12/31/2034	3,451,585
3,000,000	Pennsylvania State Higher Education Facilities Authority (Temple University), Revenue Bonds (First Series of 2012), (United States Treasury PRF 4/1/2022@100), 5.000%, 4/1/2042	3,180,030
2,000,000	Pennsylvania State Higher Education Facilities Authority (University of Pennsylvania Health System), 4.000%, 8/15/2042	2,307,640
1,000,000	Pennsylvania State Higher Education Facilities Authority (University of Pennsylvania), Revenue Bonds (Series 2018A), 5.000%, 2/15/2048	1,227,630
2,000,000	Pennsylvania State University, Revenue Bonds (Series 2020A), 5.000%, 9/1/2045	2,598,160
2,000,000	Philadelphia, PA, GO Bonds (Series 2019B), 5.000%, 2/1/2037	2,526,160
	TOTAL	26,206,311
	Puerto Rico—1.0%
2,000,000	Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Bonds (Series 2019A), (Original Issue Yield: 5.154%), 5.000%, 7/1/2058	2,228,800
1,000,000	Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Bonds (Series 2019A-1), 4.750%, 7/1/2053	1,098,960
	TOTAL	3,327,760
	South Carolina—2.5%
2,000,000	Greenville, SC Health System, Hospital Revenue Bonds (Series 2014B), 5.000%, 5/1/2034	2,220,320
615,000	Greenville, SC Health System, Hospital Revenue Bonds (Series 2014B), 5.000%, 5/1/2039	678,837
2,000,000	South Carolina Jobs-EDA (Bon Secours Mercy Health), Hospital Facilities Revenue Refunding Bonds (Series 2020A), 4.000%, 12/1/2044	2,319,720
1,500,000	South Carolina Jobs-EDA (Prisma Health Obligated Group), Hospital Revenue Bonds (Series 2018A), 5.000%, 5/1/2048	1,783,215
1,000,000	South Carolina Public Service Company (Santee Cooper), Revenue Refunding and Improvement Bonds (Series 2020A), 4.000%, 12/1/2042	1,179,420
	TOTAL	8,181,512
	Tennessee—1.5%
1,335,000	Metropolitan Government of Nashville & Davidson County, TN Health & Educational Facilities Board (Vanderbilt University Medical Center), Revenue Bonds (Series 2016A), 5.000%, 7/1/2046	1,557,144
1,000,000	Metropolitan Nashville Tennessee Airport Authority, Subordinate Airport Revenue Bonds (Series 2019A), 5.000%, 7/1/2054	1,256,180
2,000,000	Metropolitan Nashville Tennessee Airport Authority, Subordinate Airport Revenue Bonds (Series 2019B), 4.000%, 7/1/2054	2,264,740
	TOTAL	5,078,064
	Texas—8.6%
2,225,000	Dallas, TX Area Rapid Transit, Senior Lien Sales Tax Revenue Refunding Bonds (Series 2016A), 5.000%, 12/1/2048	2,646,905
1,250,000	Dallas-Fort Worth, TX International Airport, Joint Revenue Refunding Bonds (Series 2020A), 4.000%, 11/1/2035	1,521,225
2,000,000	Harris County, TX Cultural Education Facilities Finance Corp. (Memorial Hermann Health System), Hospital Revenue Bonds (Series 2014A), (United States Treasury PRF 12/1/2024@100), 5.000%, 12/1/2029	2,367,280
2,000,000	Houston, TX Combined Utility System, First Lien Revenue & Refunding Bonds (Series 2016B), 4.000%, 11/15/2037	2,335,080
1,000,000	Lower Colorado River Authority, TX (LCRA Transmission Services Corp.), Transmission Contract Refunding Revenue Bonds (Series 2020A), 5.000%, 5/15/2045	1,280,200
2,500,000	North Texas Tollway Authority, First Tier Revenue Refunding Bonds (Series 2011B), (Original Issue Yield: 5.120%), (United States Treasury PRF 1/1/2021@100), 5.000%, 1/1/2038	2,500,000
1,180,000	Port of Houston Authority, TX, UT GO Refunding Bonds (Series 2018A), 5.000%, 10/1/2031	1,552,939

Principal Amount or Shares			Value
		MUNICIPAL BONDS—continued
		Texas—continued
$1,500,000		San Antonio, TX Electric & Gas System, Revenue Refunding Bonds (New Series 2015), 5.000%, 2/1/2032	$1,822,005
2,000,000		San Antonio, TX Electric & Gas System, Revenue Refunding Bonds (Series 2016), 4.000%, 2/1/2034	2,316,980
2,030,000		Texas Municipal Gas Acquisition & Supply Corp. I, Gas Supply Senior Lien Revenue Bonds (Series 2006A), (Bank of America Corp. GTD), 5.250%, 12/15/2026	2,560,845
3,000,000		Texas Private Activity Bonds Surface Transportation Corporation (LBJ Infrastructure Group LLC), Senior Lien Revenue Refunding Bonds I-635 Managed Lanes Project (Series 2020A), 4.000%, 12/31/2039	3,515,460
3,000,000		Trinity River Authority Texas Regional Wastewater System, Revenue Refunding Bonds (Series 2016), 5.000%, 8/1/2026	3,766,680
		TOTAL	28,185,599
		Utah—0.7%
2,000,000		Salt Lake City, UT Airport Revenue, Airport Revenue Bonds (Series 2018A), 5.000%, 7/1/2048	2,391,240
		Virginia—1.0%
1,200,000		Chesapeake Bay Bridge & Tunnel District, VA, First Tier General Resolution Revenue Bonds (Series 2016), 5.000%, 7/1/2051	1,374,192
1,500,000		Hampton Roads, VA Sanitation District, Subordinate Wastewater Revenue Bonds (Series 2016A), (United States Treasury PRF 8/1/2026@100), 5.000%, 8/1/2043	1,893,075
		TOTAL	3,267,267
		Washington—3.7%
2,000,000		Port of Seattle, WA Revenue, Intermediate Lien Revenue Bonds (Series 2018A), 5.000%, 5/1/2043	2,356,180
1,875,000	[1,2]	Seattle, WA Municipal Light & Power, Trust Receipts/Certificates (Series 2019-FG0226A) MUNINVs, 7.469%, 1/1/2046	2,446,444
1,680,000	[1,2]	Seattle, WA Municipal Light & Power, Trust Receipts/Certificates (Series 2019-FG0226B) MUNINVs, 7.469%, 1/1/2047	2,188,099
1,250,000		Washington State Health Care Facilities Authority (Providence St. Joseph Health), Health Care Facilities Revenue Bonds (Series 2014C), 5.000%, 10/1/2044	1,431,062
3,000,000		Washington State, UT GO Bonds (Series 2015A-1), 5.000%, 8/1/2040	3,549,690
		TOTAL	11,971,475
		West Virginia—0.8%
2,000,000		West Virginia State, GO State Road Bonds (Series 2019A), 5.000%, 12/1/2036	2,612,720
		Wisconsin—1.0%
800,000		Wisconsin State HEFA (ProHealth Care, Inc.), Revenue Refunding Bonds (Series 2015), 5.000%, 8/15/2039	903,600
2,000,000		Wisconsin State, UT GO Bonds (Series 2018A), 4.000%, 5/1/2034	2,322,320
		TOTAL	3,225,920
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $296,259,922)	319,543,359
	[1]	SHORT-TERM MUNICIPALS—0.7%
		Alabama—0.1%
400,000		Columbia, AL IDB PCRB (Alabama Power Co.), (Series C) Daily VRDNs, 0.130%, 1/4/2021	400,000
		Florida—0.3%
700,000		Dade County, FL IDA (Florida Power & Light Co.), PCR (Series 1995) Daily VRDNs, 0.120%, 1/4/2021	700,000
200,000		Escambia County, FL Solid Waste Disposal (Gulf Power Co.) Daily VRDNs, 0.130%, 1/4/2021	200,000
		TOTAL	900,000
		Georgia—0.2%
450,000		Monroe County, GA Development Authority (Gulf Power Co.), (Series 2019) Daily VRDNs, 0.170%, 1/4/2021	450,000
		New York—0.0%
100,000		New York City, NY Municipal Water Finance Authority Daily VRDNs, (State Street Bank and Trust Co. LIQ), 0.110%, 1/4/2021	100,000
		Ohio—0.1%
150,000		Allen County, OH (Bon Secours Mercy Health), (Series 2010C) Daily VRDNs, (BMO Harris Bank, N.A. LOC), 0.110%, 1/4/2021	150,000
200,000		Ohio State Higher Educational Facility Commission (Cleveland Clinic), (Series 2013B-2) Daily VRDNs, (Bank of New York Mellon, N.A. LIQ), 0.100%, 1/4/2021	200,000
		TOTAL	350,000

Principal Amount or Shares			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Pennsylvania—0.0%
$100,000		Philadelphia, PA Hospitals & Higher Education Facilities Authority (Children’s Hospital of Philadelphia), (Series 2002-B) Daily VRDNs, (Wells Fargo Bank, N.A. LIQ), 0.090%, 1/4/2021	$100,000
		TOTAL SHORT-TERM MUNICIPALS (IDENTIFIED COST $2,300,000)	2,300,000
		EXCHANGE-TRADED FUND—0.9%
50,209		VanEck Vectors High-Yield Municipal Index ETF (IDENTIFIED COST $3,012,580)	3,089,862
		TOTAL INVESTMENT IN SECURITIES—99.0% (IDENTIFIED COST $301,572,502)	324,933,221
		OTHER ASSETS AND LIABILITIES - NET—1.0%[3]	3,266,447
		TOTAL NET ASSETS—100%	$328,199,668
Securities that are subject to the federal alternative minimum tax (AMT) represent 9.2% of the Fund’s portfolio as calculated based upon total market value.
1
Current rate and current maturity or next reset date shown for floating rate notes and variable rate notes/demand instruments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
2
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At December 31, 2020, these restricted securities amounted to $4,963,312, which represented 1.5% of total net assets.
Additional information on restricted securities held at December 31, 2020 is as follows:
Security	Acquisition Date	Acquisition Cost	Value
Director of the State of Nevada Department of Business and Industry (Doral Academy of Nevada CS), Charter School Revenue Bonds (Series 2017A), 5.000%, 7/15/2047	8/31/2017	$ 309,620	$ 328,769
Seattle, WA Municipal Light & Power, Trust Receipts/Certificates (Series 2019-FG0226A) MUNINVs, 7.439%, 1/1/2046	2/1/2019	$ 1,963,534	$ 2,446,444
Seattle, WA Municipal Light & Power, Trust Receipts/Certificates (Series 2019-FG0226B) MUNINVs, 7.439%, 1/1/2047	2/1/2019	$ 1,757,315	$2,188,099
3
Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at December 31, 2020.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Directors (the “Directors”).
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.

Fair Valuation Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
Note: The categories of investments are shown as a percentage of total net assets at December 31, 2020.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of December 31, 2020, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Municipal Bonds	$—	$319,543,359	$—	$319,543,359
Short-Term Municipals	—	2,300,000	—	2,300,000
Exchange-Traded Fund	3,089,862	—	—	3,089,862
TOTAL SECURITIES	$3,089,862	$321,843,359	$—	$324,933,221

The following acronym(s) are used throughout this portfolio:
EDA	—Economic Development Authority
ETF	—Exchange-Traded Fund
FRNs	—Floating Rate Notes
GO	—General Obligation
GTD	—Guaranteed
HEFA	—Health and Education Facilities Authority
HFA	—Housing Finance Authority
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
LIBOR	—London Interbank Offered Rate
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
MUNINVs	—Municipal Inverse Floater
PCR	—Pollution Control Revenue
PCRBs	—Pollution Control Revenue Bonds
PRF	—Pre-refunded
SIFMA	—Securities Industry and Financial Markets Association
TOBs	—Tender Option Bonds
UT	—Unlimited Tax
VRDNs	—Variable Rate Demand Notes